Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Profit Loss [Abstract]
Interest on government loans	$ 327,223	$ 333,367
Other interest expenses	256,905
Interest on lease liabilities	24,374
Finance costs	$ 608,502	$ 333,367